Profit Before Income Tax - Summary of Employees' Compensation and Remuneration to Directors (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis Of Income And Expense [line items]
Percentage of employees' compensation	0.25%	0.25%	0.25%
Employees' compensation	$ 81,113	$ 2,474	$ 79,385
Percentage of remuneration to directors	0.25%	0.25%	0.40%
Remuneration to directors	$ 79,947	$ 2,438	$ 127,016
Resolved by the board of directors [member]
Analysis Of Income And Expense [line items]
Employees' compensation			79,450	$ 155,463
Remuneration to directors			125,000	247,000
Recognized in the consolidated financial statements [member]
Analysis Of Income And Expense [line items]
Employees' compensation			79,385	155,398
Remuneration to directors			$ 127,016	$ 248,637